Commitments and Contingencies (Details) $ in Millions		1 Months Ended	12 Months Ended
	Oct. 15, 2018 USD ($)	Sep. 30, 2015 store	Dec. 31, 2018 USD ($) person lease	Mar. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Guarantor obligations, maximum exposure			$ 250
Contractual Obligations To Maintain Levels Of Separate Accounts			$ 1,400
Number of leases guaranteed | lease			85
Discounted amount of insurance-related assessment liability				$ 231
Insurance-related assessment, discount rate				3.50%
Guaranty liabilities			$ 90
Number of store locations with subpoenas for documents | store		8
Provider Proceedings
Loss Contingencies [Line Items]
Loss contingency, damages awarded	$ 150
CMS Actions
Loss Contingencies [Line Items]
Sample size of audit | person			200